Financial instruments - Fair value of the convertible senior secured notes (Details) - Convertible senior secured notes - Financial liabilities at fair value through profit and loss category - Level 3	Jun. 30, 2024 Y	Dec. 31, 2023
Interest rate
Financial instruments
Significant unobservable input liabilities	0.090	0.090
Credit spread
Financial instruments
Significant unobservable input liabilities	0.325	0.275
Expected life
Financial instruments
Significant unobservable input liabilities	2.5	3.0
Risk-free rate
Financial instruments
Significant unobservable input liabilities	0.046	0.040
Volatility
Financial instruments
Significant unobservable input liabilities	0.900	0.900